UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811- 03343

SIT LARGE CAP GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Kelly K. Boston, Esq.

3300 IDS Center, 80 S. 8th Street

Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: 612-332-3223

Date of fiscal year end:     June 30, 2014

Date of reporting period: September 30, 2014

Item 1. Schedule of Investments

Sit Large Cap Growth Fund, Inc.

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2014

Sit Large Cap Growth Fund

Quantity	Name of Issuer	Fair Value ($)

Common Stocks - 98.6%
Commercial Services - 1.9%
21,600	Equifax, Inc.	1,614,384
35,100	Robert Half International, Inc.	1,719,900

		3,334,284

Communications - 3.0%
15,400	SBA Communications Corp. *	1,707,860
71,500	Verizon Communications, Inc.	3,574,285

		5,282,145

Consumer Durables - 0.8%
9,800	Polaris Industries, Inc.	1,467,942

Consumer Non-Durables - 7.1%
21,800	Michael Kors Holdings, Ltd. *	1,556,302
27,500	NIKE, Inc.	2,453,000
45,000	PepsiCo, Inc.	4,189,050
18,600	Philip Morris International, Inc.	1,551,240
34,100	Procter & Gamble Co.	2,855,534

		12,605,126

Consumer Services - 5.1%
26,200	Starbucks Corp.	1,977,052
22,075	Time Warner, Inc.	1,660,261
54,300	Twenty-First Century Fox, Inc.	1,861,947
17,000	Visa, Inc.	3,627,290

		9,126,550

Electronic Technology - 12.2%
24,500	3D Systems Corp. *	1,136,065
76,475	Apple, Inc.	7,704,856
94,800	Applied Materials, Inc.	2,048,628
26,900	Avago Technologies, Ltd.	2,340,300
52,000	Ciena Corp. *	869,440
50,200	EMC Corp.	1,468,852
63,300	Intel Corp.	2,204,106
6,300	International Business Machines Corp.	1,195,929
30,800	Qualcomm, Inc.	2,302,916
12,500	Xilinx, Inc.	529,375

		21,800,467

Energy Minerals - 3.8%
8,500	Chevron Corp.	1,014,220
30,200	Continental Resources, Inc. *	2,007,696
4,300	EOG Resources, Inc.	425,786
13,800	Gulfport Energy Corp. *	736,920
15,830	Marathon Petroleum Corp.	1,340,326
12,900	Occidental Petroleum Corp.	1,240,335

		6,765,283

Finance - 3.9%
22,900	Franklin Resources, Inc.	1,250,569
7,500	Goldman Sachs Group, Inc.	1,376,775
31,800	JPMorgan Chase & Co.	1,915,632

Quantity	Name of Issuer	Fair Value ($)

21,400	Marsh & McLennan Cos., Inc.	1,120,076
17,400	T Rowe Price Group, Inc.	1,364,160

		7,027,212

Health Services - 5.2%
22,000	Aetna, Inc.	1,782,000
19,600	Express Scripts Holding Co. *	1,384,348
13,100	HCA Holdings, Inc. *	923,812
11,900	McKesson Corp.	2,316,573
33,000	UnitedHealth Group, Inc.	2,846,250

		9,252,983

Health Technology - 15.2%
8,500	Actavis, PLC *	2,050,880
9,700	Alexion Pharmaceuticals, Inc. *	1,608,454
14,600	Allergan, Inc.	2,601,574
28,800	Bristol-Myers Squibb Co.	1,473,984
25,600	Celgene Corp. *	2,426,368
27,000	Covidien, PLC	2,335,770
45,300	Gilead Sciences, Inc. *	4,822,185
18,800	Johnson & Johnson	2,003,892
42,500	Medtronic, Inc.	2,632,875
20,200	Mylan, Inc./PA *	918,898
2,600	Regeneron Pharmaceuticals, Inc. *	937,352
26,700	St. Jude Medical, Inc.	1,605,471
13,300	Thermo Fisher Scientific, Inc.	1,618,610

		27,036,313

Industrial Services - 1.7%
4,300	Helmerich & Payne, Inc.	420,841
26,400	Schlumberger, Ltd.	2,684,616

		3,105,457

Process Industries - 3.1%
27,300	Ecolab, Inc.	3,134,859
18,800	International Paper Co.	897,512
10,900	Praxair, Inc.	1,406,100

		5,438,471

Producer Manufacturing - 9.3%
13,000	3M Co.	1,841,840
5,500	Caterpillar, Inc.	544,665
4,800	Cummins, Inc.	633,504
29,000	Danaher Corp.	2,203,420
18,500	Delphi Automotive, PLC	1,134,790
27,900	Emerson Electric Co.	1,745,982
15,200	Flowserve Corp.	1,071,904
29,200	Honeywell International, Inc.	2,719,104
11,600	Raytheon Co.	1,178,792
37,600	Trinity Industries, Inc.	1,756,672
16,700	United Technologies Corp.	1,763,520

		16,594,193

See accompanying notes to schedule of investments.

SEPTEMBER 30, 2014	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2014

Sit Large Cap Growth Fund (Continued)

Quantity	Name of Issuer	Fair Value ($)

Retail Trade - 7.2%
4,200	Amazon.com, Inc. *	1,354,248
44,800	CVS Caremark Corp.	3,565,632
17,200	Dick’s Sporting Goods, Inc.	754,736
39,000	Home Depot, Inc.	3,577,860
20,900	Target Corp.	1,310,012
38,000	TJX Cos., Inc.	2,248,460

		12,810,948

Technology Services - 16.5%
35,000	Accenture, PLC	2,846,200
41,700	Adobe Systems, Inc. *	2,885,223
16,800	ANSYS, Inc. *	1,271,256
42,200	Cognizant Technology Solutions Corp. *	1,889,294
17,500	Facebook, Inc. *	1,383,200
6,800	Google, Inc.-Class A *	4,001,188
6,800	Google, Inc.-Class C *	3,926,048
23,900	Informatica Corp. *	818,336
96,900	Microsoft Corp.	4,492,284
71,000	Oracle Corp.	2,717,880
2,750	priceline.com, Inc. *	3,186,095

		29,417,004

Quantity	Name of Issuer	Fair Value ($)

Transportation - 2.6%
28,900	Union Pacific Corp.	3,133,338
15,400	United Parcel Service, Inc.	1,513,666

		4,647,004

Total Common Stocks (cost: $114,808,354)		175,711,382

Total Investments in Securities - 98.6% (cost: $114,808,354)		175,711,382
Other Assets and Liabilities, net - 1.4%		2,573,448

Total Net Assets - 100.0%		$178,284,830

 *    Non-income producing security.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

PLC — Public Limited Company

A summary of the levels for the Fund’s investments as of September 30, 2014 is as follows (see Note to Schedule of Investments):

	Investment in Securities

	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)

Common Stocks **	175,711,382	—	—	175,711,382

Total:	175,711,382	—	—	175,711,382

**    For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to schedule of investments.

2

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2014

Securities Valuation:

Investments in Securities

Investments in securities traded on national or international securities exchanges are valued at the last reported sales price prior to the time when assets are valued. Securities traded on the over-the-counter market are valued at the last reported sales price or if the last sales price is not available at the last reported bid price. The sale and bid prices or prices deemed best to reflect fair value quoted by dealers who make markets in these securities are obtained from independent pricing services. Consistent with the Fund’s valuation policies and procedures, debt securities maturing in more than 60 days are priced by an independent pricing service. The pricing service may use models that price securities based on current yields and relative security characteristics, such as coupon rate, maturity date, issuer credit quality, and prepayment speeds as applicable. When market quotations are not readily available, or when the Advisor becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, securities are valued at fair value as determined in good faith using procedures established by the Board of Directors. The procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Debt securities of sufficient credit quality maturing in less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates fair value.

Fair Value Measurements

The inputs and valuations techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

•  Level 1 – quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

•  Level 2 – debt securities are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, U.S. government and government agency obligations, and municipal securities the pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. For asset-backed securities and mortgage-backed securities, the pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. All of these inputs are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

•  Level 3 – significant unobservable inputs, including the Adviser’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the levels for the Fund’s investments as of September 30, 2014 is included with the Fund’s schedule of investments.

At September 30, 2014, the gross unrealized appreciation (depreciation) on investments and cost of securities on a tax basis for federal income tax purposes are identical to book and are as follows:

			Net Unrealized	Cost of
	Unrealized	Unrealized	Appreciation	Securities on a
	Appreciation	Depreciation	(Depreciation)	Tax Basis

Large Cap Growth	$62,270,108	$(1,367,080)	$60,903,028	$114,808,354

3

Item 2. Controls and Procedures.

(a) The Vice President and Treasurer and the Chairman have concluded that the Sit Large Cap Growth Fund’s (the “Fund”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Fund’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit Large Cap Growth Fund, Inc.

By:	/s/Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date:	November 03, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date:	November 03, 2014

By:	/s/Roger J. Sit

Roger J. Sit

Chairman

Date:	November 03, 2014